ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of principal subsidiaries and VIEs

As of December 31, 2022, details of the Company’s principal subsidiaries and VIEs were as follows:

			Percentage of
	Place of	Date of	beneficial	Principal
	incorporation	incorporation	ownership	activities
Subsidiaries:
Viomi HK	Hong Kong	January 30, 2015	100%	Investment holding
Lequan	PRC	May 15, 2015	100%	Investment holding
Codream HK	Hong Kong	August 20, 2019	100%	Investment holding
Yunmi Hulian	PRC	December 9, 2019	100%	Investment holding
Zhumeng Hulian	PRC	October 14, 2020	100%	Investment holding
Guangdong Lizi	PRC	July 26, 2018	100%	Home appliance development and sales
Guangzhou interconnect Technology Co., Ltd.	PRC	December 7, 2020	100%	Home appliance development and sales
VIEs:
Foshan Viomi	PRC	May 6, 2014	100%	Home appliance development and sales
Beijing Viomi	PRC	January 12, 2015	100%	No substantial business
Subsidiaries of Foshan Viomi:
Guangdong AI Touch Technology Co., Ltd. (“AI Touch”)	PRC	January 30, 2019	VIE’s subsidiary	Home appliance development and sales
Foshan Xiaoxian Hulian Electric Appliances Technology Co., Ltd. (“Foshan Xiaoxian”)	PRC	October 12, 2016	VIE’s subsidiary	Home appliance development and sales

Schedule of financial statement amounts and balances of VIEs

	As of December 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	353,554	335,476
Short-term investments	820,344	189,275
Accounts receivable from third parties (net of allowance of RMB27,009 and RMB72,193 as of December 31, 2021 and 2022, respectively)	204,769	150,686
Accounts receivable from a related party (net of allowance of RMB368 and RMB272 as of December 31, 2021 and 2022, respectively)	320,939	360,497
Amount due from Group companies	232,203	707,458
Inventories	362,385	281,649
Other assets	383,569	427,598
Total assets	2,677,763	2,452,639
Accounts and notes payable	545,966	377,839
Amount due to Group companies	824,304	1,043,056
Accrued expenses and other liabilities	292,388	231,325
Other liabilities	122,508	119,311
Total liabilities	1,785,166	1,771,531

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenue from Group companies (1)	25,994	131,379	220,607
Revenue from a related party and third parties	5,790,475	4,859,414	2,805,557

Cost from Group companies	214,289	1,291,468	49,359
Cost from a related party and third parties	4,556,588	2,870,809	2,355,718

Net income/(loss)	152,908	(60,908)	(237,517)

Net cash used in operating activities with Group companies	(162,243)	(794,936)	(958,297)
Net cash provided by operating activities with third parities	218,030	1,248,860	537,068
Net cash (used in)/provided by investing activities with Group companies	(30,404)	(83,325)	7,280
Net cash (used in)/provided by investing activities with third parties	(490,270)	(233,934)	461,320
Net cash provided by/(used in) financing activities with Group companies	154,557	(156,406)	(60,361)
Net cash (used in)/provided by financing activities with third parties	(98,390)	—	—